UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

September 30, 2010

1.808771.106

TRE-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	88,600	$ 3,682
Automobiles - 0.5%
Ford Motor Co. (a)	400,500	4,902
Household Durables - 2.3%
Beazer Homes USA, Inc. (a)(c)	292,200	1,207
iRobot Corp. (a)	97,900	1,818
La-Z-Boy, Inc. (a)	366,100	3,090
Meritage Homes Corp. (a)	23,300	457
Ryland Group, Inc.	128,700	2,306
Tempur-Pedic International, Inc. (a)	403,500	12,509
		21,387
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	114,500	17,983
Netflix, Inc. (a)	6,200	1,005
		18,988
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	221,400	9,855
Media - 2.1%
DIRECTV (a)	250,200	10,416
The Walt Disney Co.	127,500	4,222
Virgin Media, Inc.	205,400	4,728
		19,366
Specialty Retail - 4.9%
Best Buy Co., Inc.	176,400	7,202
DSW, Inc. Class A (a)(c)	321,300	9,221
Sally Beauty Holdings, Inc. (a)(c)	1,014,100	11,358
TJX Companies, Inc.	271,700	12,126
Urban Outfitters, Inc. (a)	154,300	4,851
		44,758
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	46,700	2,333
Phillips-Van Heusen Corp.	74,000	4,452
Polo Ralph Lauren Corp. Class A	61,300	5,508
		12,293
TOTAL CONSUMER DISCRETIONARY		135,231
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.6%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	80,818	$ 4,755
Dr Pepper Snapple Group, Inc.	117,100	4,159
The Coca-Cola Co.	237,500	13,899
		22,813
Food & Staples Retailing - 0.9%
Drogasil SA	45,700	1,166
Kroger Co.	212,200	4,596
Wal-Mart de Mexico SA de CV Series V	750,100	1,880
Wal-Mart Stores, Inc.	16,900	904
		8,546
Food Products - 1.4%
Danone	39,262	2,349
Mead Johnson Nutrition Co. Class A	46,400	2,641
Nestle SA sponsored ADR	83,200	4,445
The J.M. Smucker Co.	35,800	2,167
Tingyi (Cayman Islands) Holding Corp.	454,000	1,252
		12,854
Household Products - 0.6%
Procter & Gamble Co.	92,455	5,545
Personal Products - 2.2%
BaWang International (Group) Holding Ltd. (c)	1,347,000	597
Estee Lauder Companies, Inc. Class A	55,400	3,503
Hengan International Group Co. Ltd.	162,000	1,615
Herbalife Ltd.	186,700	11,267
Schiff Nutrition International, Inc.	397,600	3,260
		20,242
TOTAL CONSUMER STAPLES		70,000
ENERGY - 10.6%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	65,000	2,769
Complete Production Services, Inc. (a)	48,100	984
Halliburton Co.	280,400	9,273
Newpark Resources, Inc. (a)	199,600	1,677
Schlumberger Ltd.	123,500	7,609
Weatherford International Ltd. (a)	138,900	2,375
		24,687
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 7.9%
Arch Coal, Inc.	54,400	$ 1,453
Atlas Pipeline Partners, LP (a)	105,100	1,843
Chesapeake Energy Corp.	69,700	1,579
Chevron Corp.	95,700	7,756
Exxon Mobil Corp.	885,600	54,723
Massey Energy Co.	52,400	1,625
Southwestern Energy Co. (a)	47,100	1,575
Whiting Petroleum Corp. (a)	15,800	1,509
		72,063
TOTAL ENERGY		96,750
FINANCIALS - 5.4%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	117,700	3,076
Charles Schwab Corp.	160,600	2,232
Goldman Sachs Group, Inc.	14,300	2,067
Morgan Stanley	276,500	6,824
		14,199
Commercial Banks - 1.5%
Regions Financial Corp.	646,600	4,701
SunTrust Banks, Inc.	176,800	4,567
Wells Fargo & Co.	172,200	4,327
Zions Bancorporation	11,261	241
		13,836
Consumer Finance - 0.2%
SLM Corp. (a)	124,600	1,439
Diversified Financial Services - 1.5%
Citigroup, Inc. (a)	2,358,100	9,197
JPMorgan Chase & Co.	117,900	4,488
		13,685
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	142,700	2,609
Henderson Land Development Co. Ltd.	105,000	748
Jones Lang LaSalle, Inc.	30,000	2,588
		5,945
TOTAL FINANCIALS		49,104
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.9%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	53,846	$ 3,466
Amgen, Inc. (a)	30,900	1,703
Amicus Therapeutics, Inc. (a)	349,000	1,365
Amylin Pharmaceuticals, Inc. (a)	7,038	147
ARIAD Pharmaceuticals, Inc. (a)	611,600	2,336
Biogen Idec, Inc. (a)	40,900	2,295
BioMarin Pharmaceutical, Inc. (a)	118,000	2,637
Dendreon Corp. (a)	25,500	1,050
Gilead Sciences, Inc. (a)	224,700	8,002
Nanosphere, Inc. (a)	95,300	479
SIGA Technologies, Inc. (a)	107,900	913
Theravance, Inc. (a)	89,300	1,795
United Therapeutics Corp. (a)	41,900	2,347
Vertex Pharmaceuticals, Inc. (a)	24,100	833
		29,368
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)(c)	154,731	4,786
Edwards Lifesciences Corp. (a)	65,600	4,398
Hologic, Inc. (a)	241,900	3,873
Mako Surgical Corp. (a)	45,000	431
Orthovita, Inc. (a)	226,600	514
		14,002
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	119,100	5,800
Medco Health Solutions, Inc. (a)	70,400	3,665
Team Health Holdings, Inc.	64,900	838
		10,303
Health Care Technology - 1.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	263,900	4,874
Cerner Corp. (a)	126,000	10,583
		15,457
Pharmaceuticals - 1.4%
Allergan, Inc.	30,200	2,009
Ardea Biosciences, Inc. (a)	12,300	283
Cadence Pharmaceuticals, Inc. (a)	238,600	1,992
GlaxoSmithKline PLC	113,200	2,233
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,900	2,105
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc.	89,401	$ 2,255
ViroPharma, Inc. (a)	92,400	1,378
		12,255
TOTAL HEALTH CARE		81,385
INDUSTRIALS - 12.7%
Aerospace & Defense - 5.1%
Alliant Techsystems, Inc. (a)	66,900	5,044
DigitalGlobe, Inc. (a)	222,500	6,764
Precision Castparts Corp.	94,600	12,047
Raytheon Co.	104,800	4,790
United Technologies Corp.	255,400	18,192
		46,837
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	93,500	6,538
Airlines - 0.8%
AMR Corp. (a)	363,200	2,277
Delta Air Lines, Inc. (a)	213,700	2,487
Southwest Airlines Co.	200,200	2,617
		7,381
Building Products - 0.2%
Masco Corp.	159,200	1,753
Quanex Building Products Corp.	26,000	449
		2,202
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	72,100	5,010
Construction & Engineering - 1.4%
Fluor Corp.	99,700	4,938
Foster Wheeler AG (a)	99,000	2,422
Jacobs Engineering Group, Inc. (a)	72,100	2,790
KBR, Inc.	97,100	2,393
		12,543
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(c)	149,500	4,649
Industrial Conglomerates - 0.6%
Textron, Inc.	250,200	5,144
Machinery - 1.6%
Cummins, Inc.	43,900	3,976
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	127,700	$ 4,560
PACCAR, Inc.	82,300	3,963
Weg SA	205,700	2,260
		14,759
Road & Rail - 0.6%
Union Pacific Corp.	70,200	5,742
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	127,400	5,006
TOTAL INDUSTRIALS		115,811
INFORMATION TECHNOLOGY - 32.4%
Communications Equipment - 5.7%
Cisco Systems, Inc. (a)	821,500	17,991
Juniper Networks, Inc. (a)	383,000	11,624
Motorola, Inc. (a)	663,100	5,656
QUALCOMM, Inc.	368,800	16,640
		51,911
Computers & Peripherals - 7.3%
Apple, Inc. (a)	172,800	49,032
Hewlett-Packard Co.	339,500	14,283
SanDisk Corp. (a)	95,300	3,493
		66,808
Electronic Equipment & Components - 0.7%
Agilent Technologies, Inc. (a)	108,700	3,627
Vishay Intertechnology, Inc. (a)	271,800	2,631
		6,258
Internet Software & Services - 5.2%
Baidu.com, Inc. sponsored ADR (a)	46,700	4,792
eBay, Inc. (a)	620,500	15,140
Google, Inc. Class A (a)	42,200	22,188
NetEase.com, Inc. sponsored ADR (a)	40,400	1,593
OpenTable, Inc. (a)	27,600	1,879
Rackspace Hosting, Inc. (a)	75,796	1,969
		47,561
IT Services - 4.5%
Cognizant Technology Solutions Corp. Class A (a)	154,600	9,967
International Business Machines Corp.	163,900	21,986
MasterCard, Inc. Class A	10,500	2,352
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)	78,400	$ 3,023
Visa, Inc. Class A	51,100	3,795
		41,123
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Corp. Class A	65,200	2,307
LTX-Credence Corp. (a)	943,500	1,972
Marvell Technology Group Ltd. (a)	393,900	6,897
NVIDIA Corp. (a)	278,900	3,258
Power Integrations, Inc.	58,800	1,869
Skyworks Solutions, Inc. (a)	267,000	5,522
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	206,397	2,093
Teradyne, Inc. (a)	236,000	2,629
		26,547
Software - 6.1%
Autonomy Corp. PLC (a)	155,100	4,417
BMC Software, Inc. (a)	123,700	5,007
CA, Inc.	162,200	3,426
Check Point Software Technologies Ltd. (a)	71,000	2,622
Citrix Systems, Inc. (a)	51,100	3,487
Informatica Corp. (a)	156,800	6,023
Intuit, Inc. (a)	92,400	4,048
MICROS Systems, Inc. (a)	120,100	5,084
Nuance Communications, Inc. (a)	179,000	2,800
Red Hat, Inc. (a)	107,000	4,387
Salesforce.com, Inc. (a)	24,900	2,784
Solera Holdings, Inc.	126,100	5,569
Symantec Corp. (a)	181,500	2,753
VMware, Inc. Class A (a)	37,800	3,211
		55,618
TOTAL INFORMATION TECHNOLOGY		295,826
MATERIALS - 4.5%
Chemicals - 2.7%
Ashland, Inc.	46,200	2,253
Cabot Corp.	83,100	2,707
CF Industries Holdings, Inc.	30,800	2,941
Dow Chemical Co.	83,300	2,287
LyondellBasell Industries NV Class A (a)	194,200	4,641
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	72,800	$ 6,571
The Mosaic Co.	57,300	3,367
		24,767
Metals & Mining - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	101,900	4,712
Freeport-McMoRan Copper & Gold, Inc.	33,800	2,886
Newmont Mining Corp.	143,100	8,988
		16,586
TOTAL MATERIALS		41,353
TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
American Tower Corp. Class A (a)	239,300	12,267
Sprint Nextel Corp. (a)	1,850,500	8,568
		20,835
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	78,300	889
TOTAL COMMON STOCKS (Cost $809,126)		907,184
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.25% (d)	6,028,488	6,028
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(d)	10,019,300	10,019
TOTAL MONEY MARKET FUNDS (Cost $16,047)		16,047
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $825,173)		923,231
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(9,531)
NET ASSETS - 100%		$ 913,700
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	94
Total	$ 104
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 135,231	$ 135,231	$ -	$ -
Consumer Staples	70,000	70,000	-	-
Energy	96,750	96,750	-	-
Financials	49,104	49,104	-	-
Health Care	81,385	79,152	2,233	-
Industrials	115,811	115,811	-	-
Information Technology	295,826	295,826	-	-
Materials	41,353	41,353	-	-
Telecommunication Services	20,835	20,835	-	-
Utilities	889	889	-	-
Money Market Funds	16,047	16,047	-	-
Total Investments in Securities:	$ 923,231	$ 920,998	$ 2,233	$ -
Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $830,420,000. Net unrealized appreciation aggregated $92,811,000, of which $117,253,000 related to appreciated investment securities and $24,442,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010